Corient Registered Alternatives Fund

Consolidated Schedule of Investments

December 31, 2025 (Unaudited)

Investments - 107.0%	Investment Type	Acquisition Date	Shares	Cost	Fair Value
Direct Investments - 3.3%
Direct Equity - 3.3%
North America - 3.3%
KKEMP Blocked Co-Invest, LP*[1,4]	Class A Interest	7/15/2025	N/A	$3,088,008	$3,321,705
Lettermen's Parent Holding, LLC*[1,4]	Class A Units	11/20/2025	27,000	2,700,000	2,700,000
Lettermen's Parent Holding, LLC (Common Units)*[1,4]	Common Units	12/5/2025	3,281	328,053	328,053
NP/BF Holdings, LP*[1,4]	Partnership Interest	4/30/2025	5,000	5,000,000	5,000,000
Schill Aggregator, LP*[1,3,4]	Limited Partnership	12/12/2025	N/A	5,000,000	5,000,000
Total Direct Equity				16,116,061	16,349,758
Total Direct Investments - 3.3%				16,116,061	16,349,758
Investment Funds - 90.2%
Direct Equity - 15.9%
North America - 15.9%
8VC CHSD, LLC*[1]	Non-Managing Member	12/8/2025	N/A	$2,000,000	$2,000,000
26N Nova Co-investment Partners, LP1	Limited Partnership	11/30/2025	N/A	10,000,000	10,000,000
BayPine Monarch Co-Invest, LP*[1]	Limited Partnership	6/24/2025	N/A	5,089,613	4,970,209
Coalesce Diamond Coinvest, LP *[1,2,3]	Limited Partnership	5/21/2025	N/A	4,026,667	4,012,171
CPF Midway Fund-A, LP*[1,2]	Limited Partnership	3/18/2025	N/A	3,869,171	5,060,631
GreyLion TGNL Holdings, LP*[1,2,3]	Limited Partnership	6/20/2025	N/A	3,963,864	3,898,804
HighBrook US DCF, LP*[1,2]	Limited Partnership	8/25/2025	N/A	2,905,735	2,488,618
LC10 Flash Non-U.S. Aggregator, LP*[1]	Limited Partnership	12/22/2025	N/A	10,754,634	14,700,000
LH Equity Investors, LP*[1]	Limited Partnership	9/3/2025	N/A	4,812,500	6,764,663
NMSEF II Aggregator, LP*[1]	Limited Partnership	9/29/2025	N/A	3,315,208	3,299,830
Three Rivers Co-Investment, LP*[1]	Limited Partnership	11/7/2025	N/A	3,605,175	3,600,000
VEPF VIII Co-Invest 7-A, LP*[1]	Limited Partnership	12/29/2025	N/A	2,114,583	2,000,000
Vested Fund IV, LP*[1]	Limited Partnership	12/16/2025	N/A	12,000,000	12,641,067
WE Select Fund III, LP*[1]	Limited Partnership	9/10/2025	N/A	3,382,327	4,070,247
Total Direct Equity				71,839,477	79,506,240

Liquid Income- 0.9%
North America - 0.9%
Vanguard Total Bond Market Index Fund	Institutional Shares	3/4/2025	488,759	5,000,000	5,053,763
Total Liquid Income				5,000,000	5,053,763

Other Income - 21.2%
North America - 21.2%
Axonic Strategic Income Fund I	Class I Shares	2/3/2025	1,675,986	15,000,000	14,983,315
Cliffwater Enhanced Lending Fund CL	Ordinary Shares	6/2/2025	1,984,537	22,000,000	21,452,846
Dawson Portfolio Finance Evergreen, LP	Limited Partnership, Class I-1	2/3/2025	31,924	35,000,000	35,421,961
Maxim Income Opportunity Fund I, LP2	Limited Partnership	2/3/2025	N/A	13,500,000	13,500,000
PIMCO Asset-Based Lending Company LLC - Series II*	Series II - Anchor II	8/1/2025	1,494,631	15,000,000	15,376,349
Revere Specialty Finance Fund, LP	Limited Partnership, Founders Class	2/3/2025	N/A	5,000,000	5,024,113
Total Other Income				105,500,000	105,758,584

Secondary Funds - 22.7%
Europe - 3.3%
CF24XB SCSp*[1]	Limited Partnership	6/12/2025	N/A	9,185,730	10,284,398
Hoxton Ventures III, LP*[1,2]	Limited Partnership	9/30/2025	N/A	1,640,141	2,480,747
KKR Next Generation Technology Growth Fund III, SCSp*[1,2,3]	Limited Partnership	9/30/2025	N/A	3,193,337	3,514,577
Total Europe				14,019,208	16,279,722

Corient Registered Alternatives Fund

Consolidated Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

North America - 19.4%
Cedar Holdings (Offshore), LP*[1]	Limited Partnership	9/30/2025	N/A	7,069,823	9,379,446
Corner Ventures DAG Fund I-A, LP*[1]	Limited Partnership	9/30/2025	N/A	2,284,705	3,206,050
Graham Partners GKP Continuation Fund, LP*[1,2]	Class I Shares	3/28/2025	N/A	4,266,662	3,929,460
Green Equity Investors CF IV-C, LP*[1,2]	Limited Partnership	4/15/2025	N/A	5,290,095	5,408,365
Green Equity Investors CF IV-J, LP1,2	Limited Partnership	4/30/2025	N/A	6,951,757	6,897,419
Hamilton Lane Impact Feeder Fund II, LP*[1,2]	Limited Partnership	9/30/2025	N/A	2,424,212	2,957,288
Iaso Fund, LP*[1,2]	Limited Partnership	12/12/2025	N/A	4,532,590	4,532,590
JLL Partners Fund VII Secondary (A), LP*[1,2]	Limited Partnership	4/28/2025	N/A	10,984,281	11,843,512
Lovell Minnick Equity Advisors VI, LP*[1,2]	Limited Partnership	9/30/2025	N/A	4,042,051	4,679,490
Meranti ASEAN Growth Fund II, LP*[1,2,3]	Limited Partnership	4/28/2025	N/A	377,930	371,633
Miller Holdings (Offshore), LP - Common*[1]	Class I Shares	3/12/2025	N/A	5,546,353	5,220,944
Miller Holdings (Offshore), LP - Preferred[1,2]	Limited Partnership, Class I-1	3/19/2025	N/A	7,690,244	9,446,646
RCP Nats Co-Investment Fund, LP*[1]	Limited Partnership	3/12/2025	N/A	3,509,677	4,562,957
Sterling Investment Partners XK Opportunity Fund, LP and Fund-A, LP*[1,2]	Limited Partnership	10/23/2025	N/A	5,648,822	5,648,822
True Wind Capital II-A, LP*[1,2]	Limited Partnership	3/31/2025	N/A	1,971,032	2,308,905
Waud Capital Partners QP IV, LP*[1,2,3]	Limited Partnership	6/30/2025	N/A	3,228,800	3,470,720
Waud Capital Partners QP V, LP*[1,2,3]	Limited Partnership	6/30/2025	N/A	5,292,925	5,638,372
Waud Capital Partners QP VI, LP1,2,3	Limited Partnership	6/30/2025	N/A	1,287,396	1,377,083
WCAS XIV, LP*[1,2,3]	Limited Partnership	9/30/2025	N/A	4,694,957	6,217,583
Total North America				87,094,312	97,097,285
Total Secondary Funds				101,113,520	113,377,007

BDC - 14.9%
North America - 14.9%
Blue Owl Credit Income Corp.	Class I Shares	2/3/2025	2,308,173	22,000,000	21,604,502
Cliffwater Corp. Lending Fund I	Ordinary Shares	2/3/2025	2,328,604	25,000,000	24,310,628
Fortress Private Lending Fund[2]	Class I Shares	8/1/2025	876,741	20,850,000	21,605,797
iDirect Private Credit Fund, LP	Class I Shares	2/3/2025	714,556	7,100,000	7,052,663
Total BDC				74,950,000	74,573,590

Unlisted REIT- 14.6%
North America - 14.6%
Fortress Net Lease REIT	Class F-I Shares	2/3/2025	2,253,000	23,000,000	23,477,386
Invesco Commercial Real Estate Finance Trust, Inc.	Class I Shares	3/3/2025	1,075,993	27,000,000	26,897,557
J.P. Morgan Real Estate Income Trust, Inc.	Class E Shares	2/3/2025	1,978,834	22,000,000	22,600,260
Total Unlisted REIT				72,000,000	72,975,203
Total Investment Funds - 90.2%				430,402,997	451,244,387

Short-Term Investments - 13.5%
North America - 13.5%
Fidelity Institutional Government Portfolio - Class I, 3.67%[5]			67,503,887	67,503,887	67,503,887
Total Short-Term Investments - 13.5%				67,503,887	67,503,887

Total Investments - 107.0%				514,022,945	535,098,032
Net Other Assets (Liabilites) - (7.0%)					(34,937,883)
Total Net Assets - 100.0%					$500,160,149

BDC - Business Development Company

REIT - Real Estate Investment Trust

*	Investment is non-income producing.
[1]	Investment restricted for resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date. Total fair value of restricted investments as of December 31, 2025, was $209,233,005, or 41.8% of net assets. Total cost of restricted investments as of December 31, 2025, was $189,069,058.
[2]	Investment has been committed to but has not been fully funded by the Fund.
[3]	All or a portion of this security is held through CoRA Blocker (US) LLC.
[4]	The fair value of the investment was determined using significant unobservable inputs.
[5]	The rate is the annualized seven-day yield as of December 31, 2025.

See accompanying notes to the Schedule of Investments

Corient Registered Alternatives Fund

Notes to Consolidated Schedule of Investments (Unaudited)

December 31, 2025

Note 1 - Fair Value of Financial Instruments

The Fund values its investments at fair value in accordance with FASB ASC 820, Fair Value Measurement (“ASC 820”). The fair value of the Fund’s assets which qualify as financial instruments approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Valuation Designee is responsible for developing the Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The fair values of one or more assets may not be the prices at which those assets are ultimately sold, and the differences may be significant.

Certain investment funds that the Fund invests in (each, an “Investment Fund”) and certain direct investments in private credit and equity-related investments that are generally not publicly traded (“Direct Investments”) are valued based on the latest NAV reported by the third-party fund manager or general partner, as applicable. This includes adjusting the previous NAV provided by an investment manager with other relevant information available at the time the Fund values its portfolio, including capital activity and events occurring between the reference dates of the investment manager’s valuation and the relevant valuation date, to the extent that the Adviser is aware of such information. This is commonly referred to as using NAV as a practical expedient which allows for estimation of the fair value of a private investment based on NAV or its equivalent if the NAV of the private fund is calculated in a manner consistent with ASC 946.

Securities for which the primary market is a national securities exchange are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the mean between the most recent bid and asked prices. Securities traded on the over-the-counter market are valued at their closing bid prices.

Note 2 – Fair Value Measurements

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market to which the fund has access for the asset or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level I: Quoted prices are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level I include listed equities.

Level II: Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level II include corporate bonds and loans, and less liquid and restricted equity securities.

Level III: Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level III include equity and/or debt securities issued by private entities and investments in private equity partnerships.

Corient Registered Alternatives Fund

Notes to Consolidated Schedule of Investments (Unaudited)

December 31, 2025 (Continued)

The Fund has established valuation processes and procedures to ensure that the valuation techniques are fair and consistent, and valuation inputs are supportable. The Fund’s investments in Investment Funds are carried at fair value which generally represents the Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Fund’s valuation procedures require the Valuation Designee to consider all relevant information available at the time the Fund values its portfolio. The Valuation Designee has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place. The Valuation Designee will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The fair value of an Investment Fund ordinarily will be the NAV of that Investment Fund determined and reported by the Investment Fund in accordance with the valuation policies established by the Investment Fund and/or its investment manager, absent information indicating that such NAV does not represent the fair value of the Investment Fund.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no readily available market, has been estimated by the respective Investment Fund’s management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2*	Level 3	NAV as a Practical Expedient**	Total
Investments
Direct Investments	$—	$—	$16,349,758	$—	$16,349,758
Investment Funds[1]	72,853,215	—	—	378,391,172	451,244,387
Short-Term Investments	67,503,887	—	—	—	67,503,887
Total Investments	$140,357,102	$—	$16,349,758	$378,391,172	$535,098,032

1	For a detailed break-out of Investment Funds by category, please refer to the Consolidated Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	Direct Investments and Investment Funds that are measured at fair value using NAV (or its equivalent) as a practical expedient are not required to be categorized in the fair value hierarchy. The fair values presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.